AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 95.9%
Aerospace & Defense — 0.5%
Howmet Aerospace, Inc.	159,765	$7,389,131
RTX Corp.	231,975	16,695,241
		24,084,372
Air Freight & Logistics — 0.4%
United Parcel Service, Inc. (Class B Stock)	120,728	18,817,873
Automobile Components — 0.4%
Aptiv PLC*	154,512	15,233,338
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	78,620	3,266,661
		18,499,999
Automobiles — 1.4%
Rivian Automotive, Inc. (Class A Stock)*(a)	259,211	6,293,643
Tesla, Inc.*	245,477	61,423,255
		67,716,898
Beverages — 0.7%
Monster Beverage Corp.*	694,273	36,761,755
Biotechnology — 1.3%
Argenx SE (Netherlands), ADR*	17,953	8,826,233
Legend Biotech Corp., ADR*(a)	90,281	6,064,175
Regeneron Pharmaceuticals, Inc.*	5,987	4,927,062
Vertex Pharmaceuticals, Inc.*	129,689	45,098,053
		64,915,523
Broadline Retail — 7.0%
Amazon.com, Inc.*	2,512,727	319,417,856
Coupang, Inc. (South Korea)*	387,406	6,585,902
MercadoLibre, Inc. (Brazil)*	14,377	18,228,311
		344,232,069
Building Products — 0.2%
Johnson Controls International PLC	156,429	8,323,587
Capital Markets — 1.7%
CME Group, Inc.	28,876	5,781,553
Goldman Sachs Group, Inc. (The)	25,126	8,130,020
Moody’s Corp.	33,720	10,661,252
MSCI, Inc.	39,162	20,093,239
S&P Global, Inc.	77,192	28,206,728
Tradeweb Markets, Inc. (Class A Stock)	124,304	9,969,181
		82,841,973
Chemicals — 1.2%
Air Products & Chemicals, Inc.	43,254	12,258,183
Linde PLC	51,671	19,239,697
Sherwin-Williams Co. (The)	115,120	29,361,356
		60,859,236
Communications Equipment — 0.1%
Arista Networks, Inc.*	25,025	4,602,848
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	11,254	4,619,542
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	122,510	$24,749,470
		29,369,012
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	39,422	22,271,853
Target Corp.	109,500	12,107,415
		34,379,268
Electric Utilities — 0.2%
NextEra Energy, Inc.	216,200	12,386,098
Electrical Equipment — 1.5%
AMETEK, Inc.	106,197	15,691,669
Eaton Corp. PLC	219,316	46,775,717
Rockwell Automation, Inc.	31,058	8,878,550
		71,345,936
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	340,495	28,598,175
Energy Equipment & Services — 0.1%
Schlumberger NV	125,800	7,334,140
Entertainment — 1.9%
Netflix, Inc.*	187,872	70,940,467
Spotify Technology SA*(a)	101,348	15,672,455
Take-Two Interactive Software, Inc.*	43,067	6,046,176
		92,659,098
Financial Services — 7.3%
Affirm Holdings, Inc.*(a)	171,872	3,655,717
Fiserv, Inc.*	303,074	34,235,239
Global Payments, Inc.	131,066	15,123,706
Mastercard, Inc. (Class A Stock)	307,113	121,589,108
PayPal Holdings, Inc.*	277,819	16,241,299
Visa, Inc. (Class A Stock)(a)	725,141	166,789,681
		357,634,750
Ground Transportation — 1.7%
Canadian Pacific Kansas City Ltd. (Canada)(a)	118,326	8,804,638
Uber Technologies, Inc.*	1,207,653	55,539,961
Union Pacific Corp.	85,100	17,328,913
		81,673,512
Health Care Equipment & Supplies — 4.6%
Alcon, Inc. (Switzerland)(a)	304,062	23,431,018
Becton, Dickinson & Co.	123,180	31,845,725
Boston Scientific Corp.*	490,809	25,914,715
Dexcom, Inc.*	223,222	20,826,613
Insulet Corp.*	9,974	1,590,753
Intuitive Surgical, Inc.*	226,202	66,116,582
Penumbra, Inc.*	19,370	4,685,797
STERIS PLC	25,217	5,533,114
Stryker Corp.	167,288	45,714,792
		225,659,109
Health Care Providers & Services — 3.2%
Cigna Group (The)	124,380	35,581,387
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Humana, Inc.	23,678	$11,519,820
UnitedHealth Group, Inc.	219,099	110,467,525
		157,568,732
Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	19,746	4,017,324
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc. (Class A Stock)*	85,584	11,742,981
Booking Holdings, Inc.*	6,306	19,447,389
Chipotle Mexican Grill, Inc.*	10,496	19,226,888
Hilton Worldwide Holdings, Inc.	86,513	12,992,522
Las Vegas Sands Corp.	60,309	2,764,564
Marriott International, Inc. (Class A Stock)	40,164	7,894,636
		74,068,980
Household Products — 0.1%
Colgate-Palmolive Co.	55,767	3,965,591
Insurance — 0.8%
Aon PLC (Class A Stock)	26,075	8,454,036
Arthur J. Gallagher & Co.	38,320	8,734,278
Marsh & McLennan Cos., Inc.	114,900	21,865,470
		39,053,784
Interactive Media & Services — 8.8%
Alphabet, Inc. (Class A Stock)*	1,412,396	184,826,140
Alphabet, Inc. (Class C Stock)*	344,012	45,357,982
Meta Platforms, Inc. (Class A Stock)*	658,475	197,680,780
Snap, Inc. (Class A Stock)*(a)	273,949	2,440,886
		430,305,788
IT Services — 0.7%
Gartner, Inc.*	26,487	9,101,198
MongoDB, Inc.*	43,544	15,060,128
Snowflake, Inc. (Class A Stock)*	79,959	12,215,336
		36,376,662
Leisure Products — 0.1%
Peloton Interactive, Inc. (Class A Stock)*(a)	544,093	2,747,670
Life Sciences Tools & Services — 0.9%
ICON PLC*	17,107	4,212,599
Thermo Fisher Scientific, Inc.	82,690	41,855,197
		46,067,796
Machinery — 0.4%
Caterpillar, Inc.	12,838	3,504,774
Ingersoll Rand, Inc.	252,997	16,120,969
		19,625,743
Media — 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	107,543	8,404,485
Oil, Gas & Consumable Fuels — 0.2%
Hess Corp.	62,869	9,618,957
	Shares	Value
Common Stocks (continued)
Personal Care Products — 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	144,019	$20,817,947
L’Oreal SA (France)	26,710	11,068,947
		31,886,894
Pharmaceuticals — 3.8%
AstraZeneca PLC (United Kingdom), ADR	216,154	14,637,949
Eli Lilly & Co.	208,424	111,950,783
Novo Nordisk A/S (Denmark), ADR	290,638	26,430,620
Zoetis, Inc.	185,919	32,346,187
		185,365,539
Professional Services — 0.7%
Paylocity Holding Corp.*	38,523	6,999,629
Verisk Analytics, Inc.	107,045	25,288,311
		32,287,940
Real Estate Management & Development — 0.3%
CoStar Group, Inc.*	195,803	15,055,293
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.*	369,923	38,035,483
Applied Materials, Inc.	48,745	6,748,745
ARM Holdings PLC, ADR*(a)	79,372	4,247,990
ASML Holding NV (Netherlands)	104,369	61,437,856
Broadcom, Inc.	30,291	25,159,099
Intel Corp.	318,037	11,306,215
KLA Corp.	15,890	7,288,107
Lam Research Corp.	20,046	12,564,231
Marvell Technology, Inc.	91,687	4,963,017
Micron Technology, Inc.	79,818	5,430,019
NVIDIA Corp.	730,810	317,895,042
		495,075,804
Software — 19.1%
Adobe, Inc.*	135,686	69,186,291
Atlassian Corp. (Class A Stock)*	141,682	28,550,340
Aurora Innovation, Inc.*(a)	485,364	1,140,605
Autodesk, Inc.*	17,025	3,522,643
Cadence Design Systems, Inc.*	226,820	53,143,926
Crowdstrike Holdings, Inc. (Class A Stock)*	53,575	8,967,383
Datadog, Inc. (Class A Stock)*	11,524	1,049,721
Dynatrace, Inc.*	207,889	9,714,653
HubSpot, Inc.*	6,726	3,312,555
Intuit, Inc.	151,691	77,505,000
Microsoft Corp.	1,523,169	480,940,612
Palo Alto Networks, Inc.*(a)	131,465	30,820,655
Salesforce, Inc.*	270,268	54,804,945
ServiceNow, Inc.*	96,705	54,054,227
Splunk, Inc.*	103,391	15,120,934
Synopsys, Inc.*	40,025	18,370,274
Unity Software, Inc.*(a)	117,629	3,692,374
Workday, Inc. (Class A Stock)*	89,563	19,242,611
		933,139,749

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs — 0.6%
American Tower Corp.	55,311	$9,095,894
Equinix, Inc.(a)	28,685	20,832,768
		29,928,662
Specialty Retail — 1.5%
Home Depot, Inc. (The)	42,300	12,781,368
O’Reilly Automotive, Inc.*	24,836	22,572,447
Ross Stores, Inc.	182,157	20,574,633
TJX Cos., Inc. (The)	132,775	11,801,042
Ulta Beauty, Inc.*	16,666	6,657,234
		74,386,724
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	1,531,060	262,132,783
Textiles, Apparel & Luxury Goods — 1.8%
Lululemon Athletica, Inc.*	62,369	24,050,110
LVMH Moet Hennessy Louis Vuitton SE (France)	44,910	33,899,445
NIKE, Inc. (Class B Stock)	292,201	27,940,260
		85,889,815
Trading Companies & Distributors — 0.6%
W.W. Grainger, Inc.	42,753	29,578,236
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*	90,372	12,656,599

Total Common Stocks (cost $3,383,159,571)		4,691,900,781
Preferred Stock — 0.1%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	70,427	6,607,962
(cost $6,745,369)
Unaffiliated Exchange-Traded Funds — 2.5%
iShares Core S&P 500 ETF	43,469	18,666,893
iShares MSCI USA Quality Factor ETF	122,908	16,198,045
iShares MSCI USA Value Factor ETF	128,175	11,628,036
SPDR Portfolio S&P 500 Growth ETF	664,218	39,374,843
Vanguard Russell 1000 Growth ETF	551,060	37,714,546

Total Unaffiliated Exchange-Traded Funds (cost $117,150,713)		123,582,363

Total Long-Term Investments (cost $3,507,055,653)		4,822,091,106
Short-Term Investments — 5.1%
Affiliated Mutual Funds — 4.9%
PGIM Core Government Money Market Fund(wb)	5,265,518	5,265,518
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $236,641,985; includes $235,457,825 of cash collateral for securities on loan)(b)(wb)	236,791,861	$236,649,787

Total Affiliated Mutual Funds (cost $241,907,503)		241,915,305
Unaffiliated Fund — 0.2%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	8,946,926	8,946,926
(cost $8,946,926)

Total Short-Term Investments (cost $250,854,429)		250,862,231

TOTAL INVESTMENTS—103.6% (cost $3,757,910,082)		5,072,953,337

Liabilities in excess of other assets — (3.6)%		(177,627,477)

Net Assets — 100.0%		$4,895,325,860

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $229,989,247; cash collateral of $235,457,825 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3